CONVERTIBLE DEBENTURES	12 Months Ended
Jun. 30, 2020
Convertible Debentures Abstract
CONVERTIBLE DEBENTURE
a)	Convertible Debentures Series A-1 – March 13, 2019

On March 13, 2019, the Company closed a non-brokered private placement of unsecured subordinated convertible debenture units (the “Debenture Units of Series A-1”) of the Company for gross proceeds of $600,000; of which $350,000 was received in cash and $250,000 was issued in settlement of outstanding fees with a fair value amounting to $237,300. The balance of $12,700 has been recorded as a loss on settlement of fees.

Each Debenture Unit of Series A-1 consists of $1,000 principal amount of unsecured subordinated convertible debentures (the “Debentures of Series A-1”) and 500 common share purchase warrants (the “Warrants of Series A-1”) of the Company. The Debentures of Series A-1 mature on March 12, 2021 and bear interest at a rate of 10% per annum, accrued monthly and payable at maturity. The outstanding principal amount of the Debentures of Series A-1 and any accrued interest is convertible into common shares of the Company at the option of the holder at any time prior to the maturity date at a conversion price of $1.00 per share. The Company also has the option to force conversion of the Debentures of Series A-1 and any accrued interest at the same conversion price if the Company’s common shares trade above $2.50 per share for ten consecutive trading days on the Canadian Securities Exchange. Each full Warrant of Series A-1 entitles the holder to purchase one common share of the Company until March 12, 2021 at an exercise price of $1.20 per share. 300,000 Warrants of Series A-1 were issued related to the Debenture Units of Series A-1.

The Debenture Units of Series A-1 are determined to be a compound instrument, comprising a liability, a conversion feature and warrants. Both conversion feature and warrants met the fixed for fixed criteria and were therefore presented as equity instruments in accordance with IAS 32. The fair value of the debt component was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no conversion rights. Using the residual method, the carrying amount of the conversion feature and the warrants issued is the difference between the principal amount and the initial fair value of the financial liability.

The fair value of the liability was determined to be $508,439. The residual value of $91,561 was allocated to the equity portion of convertible debt and warrants based on their pro-rata fair values of $62,498 and $29,063, respectively. The carrying value of the Debentures of Series A-1, net of the equity components, have been accreted using the effective interest rate method over the term of the debentures, such that the carrying amount of the financial liability will equal the principal balance at maturity.

The equity component from the initial recognition resulted taxable temporary difference. The Company recognized the deferred tax liabilities of 24,264, which was charged directly to the carrying amount of the two equity components. Subsequent changes in the deferred tax liability are recognized in profit and loss as deferred tax recovery.

On January 16, 2020, the Company issued 271,164 common shares at $1.00 per share as a result of a partial conversion of the outstanding Debentures of Series A-1 with a face value of principal $250,000 and accrued interest of $21,164. The debt in the amount of $271,164 and the equity in the amount of $21,979, were transferred to share capital upon conversion.

As at June 30, 2020, the value of the Debentures of Series A-1 amounted to $381,678 (June 30, 2019 – $546,460). Accretion expense of $57,806 (June 30, 2019 - $15,118) and interest expense of $48,275 (June 30, 2019 - $22,903) were recorded for the year ended June 30, 2020. Accordingly, the Company recorded deferred tax recovery of $15,316 for the year ended June 30, 2020 (2019 - $nil).

b)	Convertible Debentures Series A-2 – August 14, 2019

On August 14, 2019, the Company closed a non-brokered private placement of unsecured subordinated convertible debenture units (the “Debenture Units of Series A-2”) of the Company for gross proceeds of $713,000 (Note 16).

Each Debenture Unit of Series A-2 consists of $1,000 principal amount of unsecured subordinated convertible debentures (the “Debentures of Series A-2”) and 500 common share purchase warrants (the “Warrants of Series A-2”) of the Company. The Debentures of Series A-2 mature on August 13, 2021 and bear interest at a rate of 10% per annum, accrued monthly and payable at maturity. The outstanding principal amount of the Debentures of Series A-2 and any accrued interest is convertible into common shares of the Company at the option of the holder at any time prior to the maturity date at a conversion price of $1.00 per share. The Company also has the option to force conversion of the Debentures of Series A-2 and any accrued interest at the same conversion price if the Company’s common shares trade above $2.50 per share for ten consecutive trading days on the Canadian Securities Exchange. Each full Warrant of Series A-2 entitles the holder to purchase one common share of the Company until August 13, 2021 at an exercise price of $1.20 per share. As a result, 356,500 Warrants of Series A-2 were issued related to the Debenture Units of Series A-2.

The Debenture Units of Series A-2 were determined to be a compound instrument, comprising a liability, a conversion feature and warrants. The fair value of debt component was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no conversion rights. Using the residual method, the carrying amount of the conversion feature and the warrants issued is the difference between the principal amount and the initial fair value of the financial liability.

The fair value of the liability was determined to be $604,195. The residual value of $108,805 was allocated to the equity portion of convertible debt and warrants based on their pro-rata fair values of $74,989 and $33,816, respectively. The deferred tax liability of $28,833 was charged directly to the carrying amount of these two equity components. The carrying value of the Debentures of Series A-2, net of the equity components, have been accreted using the effective interest rate method over the term of the debentures, such that the carrying amount of the financial liability will equal the principal balance at maturity.

On April 22, 2020, the Debenture Units of Series A-2 were converted into the Convertible Debentures Series A-3 offering. The principal amount of $713,000, the accrued interest of 49,614 and a small loss of $1,614, for total transfer of $761,000 were transferred to Convertible Debentures Series A-3. The total amount of interest and accretion amounted to $49,614 and 33,454, respectively. The Company recorded deferred tax recovery of $28,833 for the year ended June 30, 2020.

c)	Convertible Debentures Series A-3 – April 22, 2020

On April 22, 2020, the Company closed a non-brokered private placement of unsecured subordinated convertible debenture units (the “Debenture Units of Series A-3”) of the Company for gross proceeds of $1,164,000.

Each Debenture Unit of Series A-3 consists of $1,000 principal amount of unsecured subordinated convertible debentures (the “Debentures of Series A-3”) and 2,000 common share purchase warrants (the “Warrants of Series A-3”) of the Company. The Debentures of Series A-3 mature on April 21, 2021 and bear interest at a rate of 15% per annum, accrued monthly and payable at maturity. The outstanding principal amount of the Debentures of Series A-3 and any accrued interest is convertible into common shares of the Company at the option of the holder at any time prior to the maturity date at a conversion price of $0.25 per share. The Company also has the option to force conversion of the Debentures of Series A-3 and any accrued interest at the same conversion price if the Company’s common shares trade above $0.50 per share for ten consecutive trading days on the Canadian Securities Exchange. Furthermore, the Debentures of Series A-3 and accrued interest shall automatically convert into common shares of the Company at maturity. Each full Warrant of Series A-3 entitles the holder to purchase one common share of the Company until April 21, 2022 at an exercise price of $0.30 per share. As a result, 2,328,000 Warrants of Series A-3 were issued related to the Debenture Units of Series A-3.

Prior to closing of the Offering, the Company exercised its rights of early repayment in respect of certain of the Convertible Debentures of Series A-2 of the Company issued on August 14, 2019 and, in connection with its election for early repayment, holders of the Convertible Debentures of Series A-2 directed the Company to retain the funds representing such repayment and to apply such funds towards satisfaction of the purchase price for the respective Debenture of Series A-3. The Company issued an aggregate of 761 Debenture Units to the subscribers of the Debentures of Series A-2.

The Debenture Units of Series A-3 were determined to be an equity instrument, comprising a conversion feature and warrants as a result of the Company being able to avoid a contractual obligation to pay cash related to the principal and interest at maturity. The subscription amount of $1,164,000 was allocated to the equity portion of convertible debt and warrants based on their pro-rata fair values of $748,990 and $415,010, respectively. The interest expense related to the Debenture Units of Series A-3 are added to the equity portion of convertible debt as accrued.

During the year ended June 30, 2020, interest of $32,010 was recorded in the equity portion of the convertible debt (June 30, 2019 - $Nil).